Tax expense - Reconciliation of the total tax expense (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of the total tax expense
Profit before tax		£ 26,097	£ 56,538	£ 48,833
Profit before tax multiplied by weighted average US federal corporate income tax rate of 28.0% (2017: 35.0%; 2016: 35.0%)		(7,307)	(19,789)	(17,092)
Tax effects of:
Adjustment in respect of previous years		923	69	(124)
Difference in tax rates on non-US operations		491	244	(612)
Foreign exchange gains on US dollar denominated tax basis		238	2,362	5,755
Expenses not deductible for tax purposes		(648)	(247)	(389)
Impact of change in US federal corporate income tax rate on opening balance		(48,832)
Re-measurement of unrealized foreign exchange US deferred tax asset		(8,795)
Re-measurement of foreign tax credit US deferred tax asset		1,637
One time mandatory US tax charge		(1,074)
Total tax expense		£ (63,367)	£ (17,361)	£ (12,462)
US
Tax effects of:
Corporate tax rate	21.00%	28.00%	35.00%	35.00%